Main Page (1)
TYPE		13F-HR
PERIOD	12/31/04
FILER
	CIK	0000051879
	CCC	7eokwaz#
SUBMISSION-CONTACT
	NAME	Martha Seal
	PHONE	612-376-2857

Attached Documents Page (2)
	FORM 13F
	FORM 13f COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paladin Investment Associates, LLC
Address: Butler North Building
         510 First Ave. North, Suite 409
	   Minneapolis, Mn 55403

13F File Number:  028-00069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:	Martha Seal
Title: Financial Analyst
Phone: 612-376-2857
Signature, Place, and Date of Signing:
	Martha Seal	Minneapolis, Minnesota

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:






Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	0

Form 13F Information Table Value Total:	$0

List of Other Included Managers:
	No. 13F File Number			Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------